Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

1 Revenue

Product Sales

					2019					2018					2017
	Emerging			Rest of		Emerging			Rest of		Emerging			Rest of
	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Oncology:
Tagrisso	762	1,268	474	685	3,189	347	869	314	330	1,860	135	405	187	228	955
Imfinzi	30	1,041	179	219	1,469	6	564	27	36	633	–	19	–	–	19
Lynparza	133	626	287	152	1,198	51	345	190	61	647	18	141	130	8	297
Calquence	2	162	–	–	164	–	62	–	–	62	–	3	–	–	3
Faslodex	198	328	229	137	892	154	537	221	116	1,028	115	492	256	78	941
Zoladex	492	7	135	179	813	409	8	133	202	752	353	15	141	226	735
Iressa	286	17	70	50	423	286	26	109	97	518	251	39	112	126	528
Arimidex	152	–	28	45	225	132	–	31	49	212	118	7	34	58	217
Casodex	127	–	16	57	200	113	1	20	67	201	108	(1)	22	86	215
Others	29	–	5	60	94	30	–	8	77	115	28	–	3	83	114
	2,211	3,449	1,423	1,584	8,667	1,528	2,412	1,053	1,035	6,028	1,126	1,120	885	893	4,024
Cardiovascular, Renal and Metabolism:

Farxiga	471	537	373	162	1,543	336	591	315	149	1,391	232	489	242	111	1,074
Brilinta	462	710	351	58	1,581	326	588	348	59	1,321	224	509	295	51	1,079
Bydureon	11	459	66	13	549	8	475	81	20	584	9	458	88	19	574
Onglyza	176	230	70	51	527	172	223	89	59	543	130	320	104	57	611
Byetta	12	68	19	11	110	8	74	29	15	126	12	114	34	16	176
Other Diabetes	1	40	9	2	52	(1)	34	5	1	39	1	52	–	–	53
Lokelma	–	13	1	–	14	–	–	–	–	–	–	–	–	–	–
Crestor	806	104	148	220	1,278	841	170	203	219	1,433	784	373	666	542	2,365
Seloken/Toprol-XL	686	37	25	12	760	641	39	19	13	712	593	37	52	13	695
Atacand	160	12	30	19	221	157	13	70	20	260	178	19	86	17	300
Others	193	(1)	59	20	271	207	(1)	71	24	301	204	–	92	43	339
	2,978	2,209	1,151	568	6,906	2,695	2,206	1,230	579	6,710	2,367	2,371	1,659	869	7,266
Respiratory:
Symbicort	547	829	678	441	2,495	495	862	773	431	2,561	439	1,099	819	446	2,803
Pulmicort	1,190	110	81	85	1,466	995	116	90	85	1,286	840	156	92	88	1,176
Fasenra	5	482	118	99	704	1	218	32	46	297	–	1	–	–	1
Daliresp/Daxas	4	184	26	1	215	5	155	28	1	189	4	167	26	1	198
Duaklir	1	3	71	2	77	1	–	91	3	95	–	–	77	2	79
Bevespi	–	42	–	–	42	–	33	–	–	33	–	16	–	–	16
Breztri	–	–	–	2	2	–	–	–	–	–	–	–	–	–	–
Others	240	3	133	14	390	147	32	215	56	450	105	70	202	56	433
	1,987	1,653	1,107	644	5,391	1,644	1,416	1,229	622	4,911	1,388	1,509	1,216	593	4,706
Other:
Nexium	748	218	63	454	1,483	690	306	235	471	1,702	684	499	248	521	1,952
Synagis	–	46	312	–	358	1	287	377	–	665	–	317	370	–	687
Losec/Prilosec	179	10	49	25	263	161	7	70	34	272	140	11	77	43	271
Seroquel XR/IR	50	34	88	19	191	118	108	107	28	361	151	193	127	37	508
Others	12	128	157	9	306	54	134	158	54	400	293	149	171	125	738
	989	436	669	507	2,601	1,024	842	947	587	3,400	1,268	1,169	993	726	4,156
Product Sales	8,165	7,747	4,350	3,303	23,565	6,891	6,876	4,459	2,823	21,049	6,149	6,169	4,753	3,081	20,152

Rebates, chargebacks and returns in the US

The major market where estimates are seen as significant is the US and when invoicing Product Sales in the US, we estimate the rebates and chargebacks we expect to pay. The adjustment in respect of prior year net US Product Sales revenue in 2019 was 3.6% (2018: 3.2%; 2017: 8.9%). The most significant of these relate to the Medicaid and state programmes with an adjustment in respect of prior year net US Product Sales revenue in 2019 was 1.3% (2018: 2.6%; 2017: 1.7%) and Managed Care and Medicare was 1.9% (2018: 1.2%; 2017: 3.5%).

This demonstrates the level of sensitivity, further meaningful sensitivity is not able to be provided due to the large volume of variables that contribute to the overall rebates, chargebacks, returns and other revenue accruals.

Collaboration Revenue

	2019	2018	2017
	$m	$m	$m
Royalty income	62	49	108
Global co-development and commercialisation of Lynparza and selumetinib with MSD	610	790	1,247
Licence agreement for Crestor in Spain with Almirall	39	61	–
Co-development and commercialisation of MEDI8897 with Sanofi	34	–	127
Grant of authorised generic rights to various medicines in Japan	19	41	45
Transfer of rights to Zoladex in the US and Canada to TerSera	–	35	250
Licence of rights to brodalumab to Valeant and LEO Pharma	–	–	150
Transfer of rights to anaesthetics medicines to Aspen	–	–	150
Other collaboration milestones	5	4	87
Other collaboration upfronts	–	10	114
Other collaboration revenue	50	51	35
	819	1,041	2,313

Substantially all Collaboration Revenue relates to performance obligations satisfied in prior periods.